Transactions with related parties - Financing transactions with related parties (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Transactions With Related Parties
Finance incomes and derivative financial instruments	€ 7,417	€ 8,450	€ 3,723
Finance expenses	8,113	9,333	4,216
Other Gain (loss) from Investments	1,108	3,623	223
Financing transactions
Transactions With Related Parties
Receivables and cash and cash equivalents	1,862	1,657	1,700
Payables	335	432	277
Guarantees	1,449	1,501	1,413
Finance incomes and derivative financial instruments	156	162	79
Finance expenses	28	164	46
Other Gain (loss) from Investments	445	30
Individual amount limit to be included in other related parties	50	50	50
Financing transactions | Joint ventures and associates
Transactions With Related Parties
Receivables and cash and cash equivalents	1,841	1,639	1,660
Payables	239	185	117
Guarantees	1,449	1,501	1,413
Finance incomes and derivative financial instruments	155	156	78
Finance expenses	22	159	44
Other Gain (loss) from Investments	1
Financing transactions | Cardon IV SA
Transactions With Related Parties
Receivables and cash and cash equivalents			199
Payables			2
Finance incomes and derivative financial instruments			37
Financing transactions | Coral FLNG SA
Transactions With Related Parties
Receivables and cash and cash equivalents	453	356	383
Finance incomes and derivative financial instruments	15		4
Finance expenses		140	1
Financing transactions | Coral South FLNG DMCC
Transactions With Related Parties
Guarantees	1,448	1,499	1,413
Finance incomes and derivative financial instruments		1	2
Finance expenses		1
Financing transactions | Mozambique Rovuma Venture SpA
Transactions With Related Parties
Receivables and cash and cash equivalents	1,339	1,187	1,008
Payables	170	57	72
Finance incomes and derivative financial instruments	101	48
Finance expenses		5
Financing transactions | Saipem Group
Transactions With Related Parties
Payables	56	100
Finance incomes and derivative financial instruments		16
Finance expenses	8	3
Financing transactions | Other joint ventures and associates
Transactions With Related Parties
Receivables and cash and cash equivalents	49	96	70
Payables	13	28	43
Guarantees	1	2
Finance incomes and derivative financial instruments	39	91	35
Finance expenses	14	10	43
Other Gain (loss) from Investments	1
Financing transactions | Investments in unconsolidated entities controlled by Eni
Transactions With Related Parties
Receivables and cash and cash equivalents	7	8	38
Payables	38	31	34
Finance incomes and derivative financial instruments	1	5	1
Finance expenses	1	4	1
Financing transactions | Other unconsolidated subsidiaries
Transactions With Related Parties
Receivables and cash and cash equivalents	7	8	38
Payables	38	31	34
Finance incomes and derivative financial instruments	1	5	1
Finance expenses	1	4	1
Financing transactions | Entities controlled by the Government
Transactions With Related Parties
Receivables and cash and cash equivalents	14	10	2
Payables	58	216	126
Finance incomes and derivative financial instruments		1
Finance expenses	5	1	1
Other Gain (loss) from Investments	444	30
Financing transactions | Enel Group
Transactions With Related Parties
Payables		176	109
Financing transactions | Cassa Depositi e Prestiti Group
Transactions With Related Parties
Payables	56
Finance expenses	2
Financing transactions | Snam Group [Member]
Transactions With Related Parties
Other Gain (loss) from Investments	443
Financing transactions | Italgas Group
Transactions With Related Parties
Other Gain (loss) from Investments		30
Financing transactions | Other entities controlled by government
Transactions With Related Parties
Receivables and cash and cash equivalents	14	10	2
Payables	2	40	17
Finance incomes and derivative financial instruments		1
Finance expenses	3	€ 1	€ 1
Other Gain (loss) from Investments	€ 1